Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Level 1 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Cash and investments held in Trust Account	$ 233,097,832